Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification
	Estimated useful lives	2013	2012
		(Dollars in Thousands)
Bank buildings and improvements	5 – 40 years	$470,386	$433,942
Furniture, equipment and vehicles	1 – 20 years	260,932	258,222
Land		128,805	128,695
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 – 27 years	511	562
Less: accumulated depreciation		(355,792)	(340,134)

Bank premises and equipment, net		$504,842	$481,287